COMPANY'S OPERATIONS (Tables)	6 Months Ended
Jun. 30, 2020
COMPANY'S OPERATIONS
Summary of equity interest in the entities

					% equity interest
			Type of	Accounting	June 30,	December 31,
Entity	Main activity	Country	investment	method	2020	2019
AGFA – Com. Adm. e Participações Ltda.	Holding	Brazil	Direct	Consolidated	100.00%	100.00%
Asapir Produção Florestal e Comércio Ltda.	Eucalyptus cultivation	Brazil	Direct	Consolidated	100.00%	100.00%
CelluForce Inc.	Nanocrystalline pulp research and development	Canada	Direct	Fair value through other comprehensive income	8.30%	8.30%
Comercial e Agrícola Paineiras Ltda.	Lease of reforestation land	Brazil	Direct	Consolidated	99.99%	99.99%
Ensyn Corporation	Bio fuel research and development	United States of America	Direct	Equity	25.30%	25.30%
Facepa - Fábrica de Papel da Amazônia S.A.	Industrialization and commercialization of tissue paper	Brazil	Direct/Indirect	Consolidated	92.80%	92.80%
Fibria Celulose (USA) Inc.	Business office	United States of America	Direct	Consolidated	100.00%	100.00%
Fibria Terminal de Celulose de Santos SPE S.A.	Port operation	Brazil	Direct	Consolidated	100.00%	100.00%
Fibria Overseas Finance Ltd.	Financial fundraising	Cayman Island	Direct	Consolidated	100.00%	100.00%
Fibria Terminais Portuários S.A.	Port operation	Brazil	Direct	Consolidated	100.00%	100.00%
FuturaGene AgriDev Xinjiang Company Ltd.	Biotechnology research and development	China	Indirect	Consolidated	100.00%	100.00%
FuturaGene Biotechnology Shangai Company Ltd.	Biotechnology research and development	China	Indirect	Consolidated	100.00%	100.00%
FuturaGene Brasil Tecnologia Ltda.	Biotechnology research and development	Brazil	Direct/Indirect	Consolidated	100.00%	100.00%
FuturaGene Delaware Inc.	Biotechnology research and development	United States of America	Indirect	Consolidated	100.00%	100.00%
FuturaGene Hong Kong Ltd.	Biotechnology research and development	Hong Kong	Indirect	Consolidated	100.00%	100.00%
FuturaGene Inc.	Biotechnology research and development	United States of America	Indirect	Consolidated	100.00%	100.00%
FuturaGene Israel Ltd.	Biotechnology research and development	Israel	Indirect	Consolidated	100.00%	100.00%
FuturaGene Ltd.	Biotechnology research and development	England	Indirect	Consolidated	100.00%	100.00%
F&E Tecnologia do Brasil S.A. (1)	Biofuel production, except alcohol	Brazil	Direct	Consolidated	100.00%	100.00%
F&E Technologies LLC	Biofuel production, except alcohol	United States of America	Direct	Equity	50.00%	50.00%
Gansu FuturaGene Biotech Co. Ltd. (2)	Biotechnology research and development	China	Indirect	Consolidated		100.00%
Ibema Companhia Brasileira de Papel	Industrialization and commercialization of paperboard	Brazil	Direct	Equity	49.90%	49.90%
Itacel - Terminal de Celulose de Itaqui S.A.	Port operation	Brazil	Indirect	Consolidated	100.00%	100.00%
Maxcel Empreendimentos e Participações S.A.	Holding	Brazil	Direct	Consolidated	100.00%	100.00%
Mucuri Energética S.A.	Power generation and distribution	Brazil	Direct	Consolidated	100.00%	100.00%
Ondurman Empreendimentos Imobiliários Ltda.	Lease of reforestation land	Brazil	Direct/Indirect	Consolidated	100.00%	100.00%
Paineiras Logística e Transportes Ltda.	Road freight transport	Brazil	Direct /Indirect	Consolidated	100.00%	100.00%
Portocel - Terminal Espec. Barra do Riacho S.A.	Port operation	Brazil	Direct	Consolidated	51.00%	51.00%
Projetos Especiais e Investimentos Ltda.	Commercialization of equipment and parts	Brazil	Direct	Consolidated	100.00%	100.00%
Rio Verde Participações e Propriedades Rurais S.A. (3)	Forest assets	Brazil	Direct	Consolidated	100.00%	100.00%
Spinnova OY	Research and development of sustainable raw materials (wood) for the textile industry	Finland	Direct	Equity	24.06%	24.06%
Stenfar S.A. Indl. Coml. Imp. Y. Exp.	Commercialization of computer paper and materials	Argentine	Direct /Indirect	Consolidated	100.00%	100.00%
Suzano Austria GmbH.	Business office	Austria	Direct	Consolidated	100.00%	100.00%
Suzano Canada Inc.	Lignin research and development	Canada	Direct	Consolidated	100.00%	100.00%
Suzano International Trade GmbH.	Business office	Austria	Direct	Consolidated	100.00%	100.00%
Suzano Participações do Brasil Ltda. (4)	Holding	Brazil	Direct	Consolidated		100.00%
Suzano Pulp and Paper America Inc.	Business office	United States of America	Direct	Consolidated	100.00%	100.00%
Suzano Pulp and Paper Europe S.A.	Business office	Switzerland	Direct	Consolidated	100.00%	100.00%
Suzano Shanghai Ltd. (5)	Customer relationship services	China	Direct	Consolidated	100.00%
Suzano Trading Ltd.	Business office	Cayman Island	Direct	Consolidated	100.00%	100.00%
Suzano Trading International KFT	Business office	Hungary	Direct	Consolidated	100.00%	100.00%
Veracel Celulose S.A. (6)	Industrialization, commercialization and exportation of pulp	Brazil	Direct	Consolidated	50.00%	50.00%

1)

On May 31, 2020, reorganization of equity interest as a result of the merger of Suzano Participações do Brasil Ltda. by Suzano S.A. Previously, the participation of this entity was directly held by Suzano Participações do Brasil Ltda. and indirectly by Suzano S.A. After the merger, it was held directly by Suzano S.A.

2)	On April 8, 2020, disposal of equity interest.
3)

On May 31, 2020, reorganization of equity interest as a result of the merger of Suzano Participações do Brasil Ltda. by Suzano S.A. Previously, the participation of this entity was directly held by Suzano Participações do Brasil Ltda. and indirectly by Suzano S.A. After the merger, it was held directly by Suzano S.A.

4)	On May 31, 2020, merger of the entity by Suzano S.A.
5)	On February 26, 2020, establishment of legal entity arising from corporate reorganization.
6)	Joint operation with Stora Enso, a company located in Finland